Series A and B 9% Convertible Preferred Stock (Tables)	12 Months Ended
Jul. 31, 2012
Series A Convertible Preferred Stock [Member]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$2,315,000
Derivative warrant liability fair value	(1,871,167)
Derivative additional investment rights fair value	(515,000)
Make whole payments liability	(695,250)
Deemed dividend	$(766,417)

Series B Convertible Preferred Stock [Member]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The fair values assigned to each component and the calculation of the amount of the deemed dividend are as follows:

Accounting allocation of initial proceeds
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make whole payments liability	(540,000)
Deemed dividend	$(376, 746)